Equity - Summary of Equity Share Capital (Detail) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 £ / shares	Dec. 31, 2024 £ / shares	Dec. 31, 2023 £ / shares	Dec. 31, 2022 £ / shares
Disclosure of classes of share capital [line items]
Number of shares beginning balance (in shares) | shares	165	172	183
Beginning balance	$ (2,308)	$ (1,946)	$ (1,608)
Repurchased and cancelled under share repurchase programme (in shares) | shares	(8)	(7)	(11)
Exchange and other adjustments	$ 3	$ 0	$ 0
Number of shares ending balance (in shares) | shares	157	165	172
Ending balance	$ (2,736)	$ (2,308)	$ (1,946)
Par value per share (in dollars per share) | £ / shares				£ 0.2085	£ 0.2085	£ 0.2085	£ 0.2085
Nominal value
Disclosure of classes of share capital [line items]
Beginning balance	43	46	46
Repurchased and cancelled under share repurchase programme	(2)	(2)	(3)
Exchange and other adjustments	3	(1)	3
Ending balance	44	43	46
Share premium
Disclosure of classes of share capital [line items]
Beginning balance	94	95	91
Exchange and other adjustments	7	(1)	4
Ending balance	101	94	95
Equity share capital
Disclosure of classes of share capital [line items]
Beginning balance	137	141	137
Repurchased and cancelled under share repurchase programme	(2)	(2)	(3)
Exchange and other adjustments	10	(2)	7
Ending balance	$ 145	$ 137	$ 141